FINANCE COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Finance Costs [Line Items]
Interest on borrowings	$ 746	$ 709
Interest on post-employment benefits liability	11	14
Loss on repayment of long-term debt	19	28
(Gain) loss on foreign exchange	(79)	136
Change in fair value of derivative instruments	80	(95)
Capitalized interest	(19)	(20)
Other	21	21
Finance costs before interest on lease liabilities	779
Interest expense on lease liabilities	61
Total finance costs	$ 840	793
Bond forwards
Schedule of Finance Costs [Line Items]
Change in fair value of derivative instruments		$ 21